Shareholders Equity	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Equity	Shareholders' equity
On October 21, 2024, the Company's Board of Directors authorized the repurchase of up to $10,000 of the Company’s American Depositary Shares (“ADSs”) and/or ordinary shares, par value $0.001 per share (“Ordinary Shares”), as market conditions and the Company’s liquidity warrant. Repurchases may be made from time to time, subject to applicable securities laws, through open-market purchases, privately negotiated transactions, or by other means (including Rule 10b5-1 and Rule 10b5-18 compliant trading plans). Depending on market conditions and other factors, these repurchases may be commenced or suspended from time to time without prior notice. There are no assurances regarding how many ADS/Ordinary Shares, if any, the Company may repurchase.
During the year ended December 31, 2024, the Company repurchased 151,923 ADSs in the open market for a total consideration of $342 (including transaction costs of $10) under the above-mentioned share repurchase program. None of these ADSs were cancelled during the year ended December 31, 2024. The Company funded the repurchases under the repurchase program with cash on hand. All shares were purchased publicly through the open market. As of December 31, 2024, $9,668 remains available for repurchase under the $10,000 stock repurchase program.